Income Taxes (Details) - Schedule of Reconciles Income Taxes Calculated at the Applicable Tax Rates - CAD ($) $ in Thousands	12 Months Ended
	May 31, 2024	May 31, 2023
Schedule of Reconciles Income Taxes Calculated at the Applicable Tax Rates [Abstract]
Net Income (Loss) before income taxes	$ (8,160)	$ (1,247)
Expected income tax (recovery) expense	(2,203)	(320)
Change in fair value of Forward Purchase Agreement and other non-deductible expenses	1,094	11
Change in valuation allowance	1,109	309
Income tax (recovery)